Repurchase and Resell Agreements - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2015 INR (₨)	Mar. 31, 2014 INR (₨)	Mar. 31, 2015 USD ($)
Repurchase Agreement and Resale Agreement Counterparty [Line Items]
Securities purchased under agreements to resell	₨ 1,592.6	₨ 57,322.6	$ 25.6
Securities sold under repurchase agreements, amount outstanding	₨ 50,000.0	₨ 0.0	$ 802.4
Maximum
Repurchase Agreement and Resale Agreement Counterparty [Line Items]
Securities purchased under agreements to resell, maturity (days)	14 days	14 days
Securities sold under repurchase agreements, maturity (days)	14 days	14 days